Fees Summary	Sep. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,267,017,786.25
Previously Paid Amount	187,883.02
Total Fee Amount	193,980.42
Total Offset Amount	0.00
Net Fee	$ 6,097.40